Trade and other payables and Other non-current liabilities	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Trade and other payables and Other non-current liabilities
24. Trade and other payables and Other
non-current
liabilities

	As at March 31,
	2021 Non-Current	2021 Current	2021 Total	2022 Non-current	2022 Current	2022 Total	2022 Non-Current	2022 Current	2022 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Unclaimed/unpaid dividend	—	1,014	1,014	—	1,229	1,229	—	16	16
Trade payables	—	75,047	75,047	—	104,521	104,521	—	1,378	1,378
Amount due to related party	—	4,130	4,130	—	1,655	1,655	—	22	22
Liabilities for capital expenditure	9,365	70,088	79,453	9,621	109,981	119,602	127	1,450	1,577
Profit petroleum payable	—	14,677	14,677	—	21,798	21,798	—	287	287
Security deposit and retentions	2	2,223	2,225	2	2,374	2,376	0	31	31
Other liabilities	847	38,808	39,655	1,196	36,103	37,299	16	476	492
Put option liability with non-controlling interests 1	2,633	—	2,633	2,397	—	2,397	32	—	32
Lease liability 3	1,603	4,808	6,411	1,504	3,236	4,740	20	43	63

Total – Financial	14,450	210,795	225,245	14,720	280,897	295,617	195	3,703	3,898

Non Financial
Statutory l iabilities	—	31,461	31,461	—	31,573	31,573	—	416	416
Amount payable to owned post employment benefit trust	—	321	321	—	334	334	—	4	4
Advances from customers 2	—	62,330	62,330	4,026	41,296	45,322	53	544	597
Advance from related party	—	—	—	—	20	20	—	0	0
Other payables	—	1,840	1,840	—	2,049	2,049	—	28	28

Total – Non Financial	—	95,952	95,952	4,026	75,272	79,298	53	992	1,045

	14,450	306,747	321,197	18,746	356,169	374,915	248	4,695	4,943

Trade payables are majorly
non-interest
bearing and are normally settled up

to 180 days terms.
The fair value of trade and other payables is not materially different from the carrying value presented.

1
The
non-controlling
shareholders of ASI have an option to
sell
their shareholding to the Group. The option is exercisable at any time within the period of three years following the fifth anniversary of the date of shareholders’ agreement (December 22, 2017) at a price higher of
₹

52
($ 0.757
)
per share and the fair market value of the share. Therefore, the liability is carried at higher of the two. Subsequent changes to the put option liability are treated as an

equity transaction and hence accounted for in equity.

2
Advance from customers are contract liabilities to be settled through delivery of goods. The amount of such balances was
₹
 91,949 million,
₹
 80,570 million and
₹
 62,330 million as at April 1, 2019, April 1, 2020 and April 1, 2021
,
respectively. The Group has refunded
₹
 6,499 million,
₹
 45 million and
₹
 Nil ($ Nil) to the customers and recogni
z
ed revenue of
₹
 84,886 million,
₹
 78,782 million and
₹
 62,206 million ($ 820 million) during the year
s
ended March 31, 2020, March 31, 2021 and March 31, 2022
,
respectively. All other changes are either due to receipt of new advances or exchange differences.

3.	Movement in lease liabilities is as follows:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 1	6,599	6,411	84
Additions during the year	3,611	1,155	15
Interest on lease liabilities	278	136	2
Payments made	(3,380)	(2,318)	(31)
Disposal/adjustments	(697)	(644)	(7)

As at March 31	6,411	4,740	63